Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

32.	Subsequent events
The Company has evaluated subsequent events through February 22, 2024, which is the date the financial statements were authorized for issuance.
On January 15, 2024, Stellantis obtained control of Comercial Automotiva S.A. through the acquisition of 70 percent of the voting equity interest of the company, with symmetrical put and call options to purchase the remaining 30 percent of the equity after December 31, 2026. Comercial Automotiva S.A. sells independent aftermarket auto parts, tires and car maintenance services and currently has more than 126 shops in Brazil. The total consideration paid in cash at closing was
€133 million. The preliminary purchase price allocation has not been completed due to the proximity of the acquisition date to December 31, 2023.
On January 26, 2024, Stellantis and the other partners to the ACC joint venture participated in a capital increase of
ACC. Stellantis provided €410 million towards the capital increase of which €300 million was paid in cash in January 2024 and €110 million from the conversion of a loan provided in 2023. Following the January 26, 2024 capital increase, Stellantis holds 44.4 percent of the ACC share capital with the remaining equity equally distributed between the other two partners to the ACC joint venture.